UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2009
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, October 20, 2009
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 66
Form 13F Information Table Value Total: $92,924
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
254241
3445
3445
0
0

3445
0
0
ABBOTT LABORATORIES
Common Stocks
2824100
751499
15191
15191
0
0

15191
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
469739
26375
26375
0
0

26375
0
0
AMBIENT CORP
Common Stocks
02318N102
1830
10000
10000
0
0

10000
0
0
AMERICAN ELECTRIC POWER
Common Stocks
25537101
417249
13464
13464
0
0

13464
0
0
AMERICAN EXPRESS CO
Common Stocks
25816109
1822023
53747
53747
0
0

53747
0
0
APACHE CORP
Common Stocks
37411105
233616
2544
2544
0
0

2544
0
0
APPLIED MATERIALS INC
Common Stocks
38222105
1185562
88607
88607
0
0

88607
0
0
AT&T INC NEW
Common Stocks
00206R102
2350788
87034
87034
0
0

87034
0
0
BANK OF AMERICA CORP
Common Stocks
60505104
277573
16405
16405
0
0

16405
0
0
BECTON DICKINSON & CO.
Common Stocks
75887109
1329296
19058
19058
0
0

19058
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670207
2226410
670
670
0
0

670
0
0
BHP BILLITON LTD - ADR
Common Stocks
88606108
1134580
17188
17188
0
0

17188
0
0
BOEING COMPANY
Common Stocks
97023105
1178900
21771
21771
0
0

21771
0
0
CBS CORP NEW CL B
Common Stocks
124857202
754848
62643
62643
0
0

62643
0
0
CHEVRON CORP
Common Stocks
166764100
1562701
22188
22188
0
0

22188
0
0
CHICAGO BRIDGE AND IRON
Common Stocks
167250109
926098
49577
49577
0
0

49577
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
1642504
69775
69775
0
0

69775
0
0
COCA-COLA CO
Common Stocks
191216100
3441749
64092
64092
0
0

64092
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
1344413
29770
29770
0
0

29770
0
0
DANAHER CORP
Common Stocks
235851102
1581078
23486
23486
0
0

23486
0
0
DIAGEO PLC - ADR
Common Stocks
25243Q205
1239331
20155
20155
0
0

20155
0
0
DOMINION RESOURCES INC
Common Stocks
25746U109
213279
6182
6182
0
0

6182
0
0
ELI LILLY & CO
Common Stocks
532457108
1347525
40797
40797
0
0

40797
0
0
EMERSON ELECTRIC CO
Common Stocks
291011104
605489
15107
15107
0
0

15107
0
0
ERHC ENERGY INC
Common Stocks
26884J104
107850
150000
150000
0
0

150000
0
0
EXELON CORPORATION
Common Stocks
30161N101
1337656
26958
26958
0
0

26958
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
5226710
76180
76180
0
0

76180
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
433412
42785
42785
0
0

42785
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
3062108
186486
186486
0
0

186486
0
0
GENERAL MILLS INC
Common Stocks
370334104
442291
6870
6870
0
0

6870
0
0
HALLIBURTON CO
Common Stocks
406216101
1271901
46899
46899
0
0

46899
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3218070
68165
68165
0
0

68165
0
0
HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
217987
3801
3801
0
0

3801
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2094541
49041
49041
0
0

49041
0
0
INTEL CORP
Common Stocks
458140100
1407971
71945
71945
0
0

71945
0
0
INTL BUSINESS MACHINES CORP
Common Stocks
459200101
310986
2600
2600
0
0

2600
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3307423
54318
54318
0
0

54318
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
1380138
53996
53996
0
0

53996
0
0
JP MORGAN CHASE & CO
Common Stocks
46625H100
232421
5304
5304
0
0

5304
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2219476
37631
37631
0
0

37631
0
0
KRAFT FOODS
Common Stocks
50075N104
429436
16347
16347
0
0

16347
0
0
MEDTRONIC INC
Common Stocks
585055106
1680766
45673
45673
0
0

45673
0
0
MERCK & CO INC
Common Stocks
589331107
1768876
55924
55924
0
0

55924
0
0
MICROSOFT CORP
Common Stocks
594918104
1752175
68125
68125
0
0

68125
0
0
NESTLES SA - ADR
Common Stocks
641069406
446221
10485
10485
0
0

10485
0
0
NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
632932
66765
66765
0
0

66765
0
0
OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
240688
3070
3070
0
0

3070
0
0
ORACLE CORP
Common Stocks
68389X105
240910
11560
11560
0
0

11560
0
0
PEPSICO INC
Common Stocks
713448108
3704966
63160
63160
0
0

63160
0
0
PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
3872880
79460
79460
0
0

79460
0
0
PRAXAIR INC
Common Stocks
74005P104
2757528
33756
33756
0
0

33756
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
4477511
77305
77305
0
0

77305
0
0
PROGRESS ENERGY INC
Common Stocks
743263105
214830
5500
5500
0
0

5500
0
0
RESTRICTED BIOMETRICS 2000 CORP
Common Stocks
90624990
4
368484
368484
0
0

368484
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1312821
32531
32531
0
0

32531
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1124355
19660
19660
0
0

19660
0
0
SPECTRA ENERGY
Common Stocks
847560109
1594483
84186
84186
0
0

84186
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
1985665
43450
43450
0
0

43450
0
0
TARGET CORP
Common Stocks
8.76E+110
1393118
29844
29844
0
0

29844
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
1254101
52938
52938
0
0

52938
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
1633056
28919
28919
0
0

28919
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3068496
50361
50361
0
0

50361
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
754631
24930
24930
0
0

24930
0
0
WALGREEN CO
Common Stocks
931422109
1804255
48152
48152
0
0

48152
0
0
WP CAREY & CO. LLC
Common Stocks
92930Y107
216572
7650
7650
0
0

7650
0
0
3M COMPANY
Common Stocks
88579Y101
254241
3445
3445
0
0

3445
0
0